UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5052


Value Line New York Tax Exempt Trust
--------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y. 10017
---------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: January 31, 2005

Date of reporting period: July 31, 2005

Item I. Reports to Stockholders.

      A copy of the Semi-Annual Report to Stockholders for the period ended 7/31/05 is included with this Form.

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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                  July 31, 2005
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                                   Value Line
                                    New York
                                   Tax Exempt
                                      Trust

                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                  Mutual Funds

Value Line New York Tax Exempt Trust

                                                      To Our Value Line New York
--------------------------------------------------------------------------------

To Our Shareholders:

For the six months ended July 31, 2005, the total return of the Value Line New York Tax Exempt Trust was 0.18%. Over the same time period, the Lehman Brothers Broad Based Municipal Bond Index reported a gain of 1.48%(1).

The municipal bond market is having a very good year. New bond issuance in July was a record $34 billion and is on pace to pass the $400 billion mark for the year. This would make 2005 the largest year on record. Despite this large supply, tax-exempt bonds continue to outperform their taxable counterparts. As previously noted, the Lehman Municipal Bond Index returned 1.48% for the six-month period ended July 31, 2005. For the same time period, the Lehman US Treasury Index returned 1.06% and the Lehman Corporate Index returned 0.55%.

The outperformance of the tax-exempt market can be primarily attributed to strong demand. Direct retail investment is concentrated in the 10-year part of the yield curve. However, there is evidence that retail demand is getting stronger as the market sees a rise in cash flows into investment grade bond funds. Institutions are active buyers across the yield curve as are hedge funds. Insurance buyers are the strongest buyers in the 15-25 year range.

The strongest investment grade sector has been tobacco bonds with a six-month return of 5.08%. The perceived risk associated with this sector has added substantial yield. However, recent court rulings have reduced the risk level on the securities, which many market participants have ignored. Management of the Fund believes this is a market sector that is undervalued. The Fund did not own any tobacco bonds at the beginning of the year; its exposure now is approximately three percent of its market value. We will continue to add to this position as market conditions warrant.

Going forward, the fund is taking steps to increase its exposure to those sectors, which are under weighted relative to the Lehman Index. The Fund does not have any exposure to long prerefunded bonds and approximately 3% of the fund is invested in zero coupon bonds which are included in the Lehman Index. A concerted effort will be made to add to these sectors when market conditions allow it. Another total return trend taking place is the outperformance of larger blocks of bonds. The influence of hedge fund buyers has tremendously increased the value and liquidity of securities with a minimum block size of $1 million. The Fund is currently restructuring its holdings into $1 million bond pieces. The Fund should strongly benefit from this strategy. Our goal remains to provide a maximum level of income exempt from all New York and Federal income taxes with a minimum level of risk. Thank you for your investment with us.

                                Sincerely,


                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

September 7, 2005

--------------------------------------------------------------------------------
(1) The Lehman Brothers Broad Based Municipal Bond Index is a total-return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index.


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2

                                            Value Line New York Tax Exempt Trust

Tax Exempt Trust Shareholders
--------------------------------------------------------------------------------

Economic Observations

The economic expansion is likely to move forward at a modest rate of 3%-4% during the latter stages of this year, a level of activity that should be sustained by healthy levels of construction spending and capital goods demand. Moreover, recent trends suggest that the economy will continue to grow at a stable 3%, or so, in 2006.

Helping to sustain this upturn in 2006 are likely to be solid levels of activity in the construction, industrial, and service sectors. Such growth will probably be accompanied by modest rates of inflation. The wild card in this equation, and one reason that we are not likely to see a higher level of business growth, is the surging price of oil. Should that pivotal commodity not stabilize in price over the next several months, the sustainability of the long economic expansion, as well as the prolonged period of comparative of price stability, would be threatened. The impact from Hurricane Katrina, and the devastation it has brought about, could also serve to constrain growth somewhat in certain sectors.

A continuing steady rate of gross domestic product growth and the accompanying stable rates of inflation that we expect would have positive ramifications for the financial markets. That's because this combination should allow the Federal Reserve Board to bring its cycle of monetary tightening to a close over the next several months -- if not sooner -- without undue harm to the lengthy economic and corporate earnings up cycles.


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                                                                               3

Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

FUND EXPENSES:

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2005 through July 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses in the table are meant to highlight your ongoing costs and will not help you determine the relative cost of owning different funds.

                                                                                         Expenses*
                                                                                        paid during
                                                        Beginning         Ending          period
                                                         account          account         2/1/05
                                                          value            value           thru
                                                         2/1/05           7/31/05         7/31/05
                                                     --------------   --------------   ------------
Actual ...........................................     $ 1,000.00       $ 1,001.80        $ 6.85
Hypothetical (5% return before expenses) .........     $ 1,000.00       $ 1,017.95        $ 6.90

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.38%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


--------------------------------------------------------------------------------
4

                                            Value Line New York Tax Exempt Trust

Portfolio Highlights at July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                            Par             Value       Percentage of
Issue                                                                 (in thousands)   (in thousands)    Net Assets
---------------------------------------------------------------------------------------------------------------------
NYC Transit Authority Training Facilities, 5.00%, 1/1/18 ...........    $2,175,000       $2,453,030          9.6%
NYC General Obligations, 5.25%, 8/15/15 ............................     1,385,000        1,530,218          6.0%
Virgin Islands Public Finance Authority, 6.375%, 10/1/19 ...........     1,000,000        1,132,080          4.4%
NYS Long Island Power Authority, 5.25%, 12/1/14 ....................     1,000,000        1,120,560          4.4%
NYS Orange County General Obligations, 5.00%, 7/15/18 ..............     1,000,000        1,105,700          4.3%
Puerto Rico Public Finance Corp., 5.25%, 8/1/31 ....................     1,000,000        1,093,420          4.3%
NYS Dormitory Authority, St. Johns University, 5.00%, 7/1/17 .......     1,000,000        1,078,280          4.2%
NYS Long Island Power Authority, 5.25%, 12/1/13 ....................       975,000        1,077,014          4.2%
NYS Dormitory Authority, Albany Medical Center, 5.00%, 8/15/11 .....       985,000        1,059,121          4.2%
NYS Urban Development Corp., 5.00%, 1/1/27 .........................     1,000,000        1,048,940          4.1%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[The following table was represented as a pie chart in the printed material.]

Cash & Other            0.8%
Municipal Securities   99.2%

--------------------------------------------------------------------------------
Sector Weightings -- Percentage of Total Municipal Securities

[The following table was represented as a bar chart in the printed material.]

New York               86.3%
Puerto Rico             9.2%
Virgin Islands          4.5%


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal
   Amount                                                                                        Rating        Value
-----------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (91.6%)
               NEW YORK STATE (50.9%)
               Dormitory Authority, Revenue:
 $  985,000    Albany Medical Center, Ser. A-1, FSA/FHA Insured, 5.00%, 8/15/18 ............      Aaa       $ 1,059,121
    500,000    Court Facilities Lease, Ser. A, AMBAC Insured, 5.50%, 5/15/26 ...............      Aaa           591,060
    500,000    Mental Health Services Facilities Improvement Revenue Bonds, Ser. B,
               AMBAC Insured, 5.00%, 2/15/25 ...............................................      Aaa           531,580
    500,000    N.Y. Presbyterian Hospital, Ser. A, FHA/FSA Insured, 5.25%, 8/15/19 .........      Aaa           542,685
  1,000,000    St. Johns University, Ser. A, MBIA Insured, 5.00%, 7/1/17 ...................      Aaa         1,078,280
    300,000    White Plains Hospital Medical Center, FHA Insured, 4.625%, 2/15/18 ..........      AAA*          311,796
    400,000    Energy Research & Development Authority, Revenue Bonds, Pollution Control
               Electric & Gas Co., Ser. D, MBIA Insured, 4.10%, 12/1/15 ....................      Aaa           402,328
               Long Island Power Authority, Electric Systems Revenue Bonds:
    975,000    Ser. B, XLCA-ICR Insured, 5.25%, 12/1/13 ....................................      AAA*        1,077,014
  1,000,000    Ser. A, FSA Insured, 5.25%, 12/1/14 .........................................      Aaa         1,120,560
               Mortgage Agency, Revenue Refunding, Homeowner Mortgage:
    750,000    Ser. 98, 5.05%, 10/1/17 .....................................................      Aa1           775,335
  1,000,000    Ser. 117, SONYMA Insured, 4.00%, 10/1/13 ....................................      Aa1           989,780
    100,000    Nassau County, General Improvement, Ser. C, FSA Insured, 5.125%, 1/1/14 .....      Aaa           108,911
    500,000    Nassau Health Care Corp., Revenue Bonds, Ser. B, FSA Insured,
               5.00%, 8/1/13 ...............................................................      Aaa           542,700
  1,000,000    Orange County, General Obligations Unlimited, Ser. A, 5.00%, 7/15/18 ........      Aa1         1,105,700
    200,000    Rensselaer County, Industrial Development Revenue Bonds, Franciscan
               Heights LP Project, Ser. A, SONYMA Insured, 5.375%, 12/1/25 .................      Aa1           212,114
    500,000    Thruway Authority, Personal Income Tax Revenue Bonds, Ser. A,
               5.50%, 3/15/20 ..............................................................      A1            560,305
  1,000,000    Urban Development Corp., Correctional & Youth Facility Service,
               Revenue Bonds, Ser. A, 5.00%, 1/1/27 ........................................      AA-*        1,048,940
    200,000    Voorheesville, Central School District, General Obligations Unlimited,
               FSA Insured, 5.00%, 6/15/17 .................................................      Aaa           216,148
               Westchester Tobacco Asset Securitization Corp, Revenue Refunding:
    200,000    5.00% 6/1/26 ................................................................      BBB*          203,094
    500,000    5.125%, 6/1/38 ..............................................................      BBB*          506,250
                                                                                                            -----------
               TOTAL NEW YORK STATE ........................................................                 12,983,701
                                                                                                            -----------
               NEW YORK CITY (27.1%)
               General Obligations Unlimited:
    750,000    Ser. A, MBIA Insured, 5.25%, 11/1/16 ........................................      Aaa           821,835
  1,385,000    Ser. C, FSA Insured, 5.25%, 8/15/15 .........................................      Aaa         1,530,218
    700,000    Health & Hospital Corp., Health System Revenue Bonds, Ser. A,
               AMBAC Insured, 5.25%, 2/15/22 ...............................................      Aaa           761,236
    800,000    Housing Development Corp., Multi-Family Revenue Bonds, Ser. H,
               5.00%, 11/1/24 ..............................................................      Aa2           803,472


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                            Value Line New York Tax Exempt Trust

                                                                   July 31, 2005
--------------------------------------------------------------------------------

  Principal
   Amount                                                                                       Rating           Value
------------------------------------------------------------------------------------------------------------------------
 $  500,000    Metropolitan Transportation Authority, Revenue Bonds, Ser. A, AMBAC
               Insured, 5.00%, 11/15/12 ..................................................        Aaa       $    545,135
  2,175,000    Transit Authority Training Facilities Revenue, FSA Insured, 5.40%, 1/1/18 .        Aaa          2,453,030
                                                                                                            ------------
               TOTAL NEW YORK CITY .......................................................                     6,914,926
                                                                                                            ------------
               PUERTO RICO (9.2%)
  3,000,000    Commonwealth Infrastructure Financing Authority, Water & Sewer Revenue
               Bonds, Ser. A, FGIC Insured, Zero coupon, 7/1/32 ..........................        Aaa            860,040
    350,000    Public Buildings Authority, Government Facilities Revenue Bonds, Ser. J,
               AMBAC Insured, 5.00%, 7/1/36 ..............................................        Aaa            379,778
  1,000,000    Public Finance Corp., Ser. A, FGIC Insured, 5.25%, 8/1/31 .................        Aaa          1,093,420
                                                                                                            ------------
               TOTAL PUERTO RICO .........................................................                     2,333,238
                                                                                                            ------------
               VIRGIN ISLANDS (4.4%)
  1,000,000    Public Finance Authority, Revenue, Gross Receipts Taxes,
               Ser. A, 6.375%, 10/1/19 ...................................................        BBB*         1,132,080
                                                                                                            ------------
               TOTAL VIRGIN ISLANDS ......................................................                     1,132,080
                                                                                                            ------------
               TOTAL LONG-TERM MUNICIPAL SECURITIES
               (Cost $22,897,917) ........................................................                    23,363,945
                                                                                                            ------------
SHORT-TERM MUNICIPAL SECURITIES (7.6%)
               New York City, General Obligations Unlimited:
    600,000    Ser. A-Sub Ser. A8, LOC-Morgan Guaranty Trust, 2.22%, 8/1/18 ..............      VMIG1(1)         600,000
    200,000    Ser. B-Sub Ser. B7, AMBAC Insured, 2.22%, 8/15/18 .........................      VMIG1(1)         200,000
    750,000    New York City Municipal Water Finance Authority, Water & Sewer System
               Revenue Bonds, Ser. C, FGIC Insured, 2.22%, 6/15/22 .......................      VMIG1(1)         750,000
    400,000    Port Authority of New York & New Jersey, Special Obligation Revenue
               Bonds, Ser. 2, 2.22%, 5/1/19 ..............................................      VMIG1(1)         400,000
                                                                                                            ------------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES
               (Cost $1,950,000) .........................................................                     1,950,000
                                                                                                            ------------
               TOTAL MUNICIPAL SECURITIES (99.2%)
               (Cost $24,847,917) ........................................................                    25,313,945
                                                                                                            ------------
               CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.8%) .....................                       199,285
                                                                                                            ------------
               NET ASSETS (100.0%) .......................................................                  $ 25,513,230
                                                                                                            ------------
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
               PER OUTSTANDING SHARE ($25,513,230 [divided by] 2,537,347) ................                  $      10.06
                                                                                                            ------------

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1) Variable rate demand notes are considered short-term obligations. Interest rates change every 1 day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2005.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Statement of Assets and Liabilities
at July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               (In thousands
                                                                except per
                                                               share amount)
                                                               -------------
Assets:
Investment securities, at value
   (Cost -- $24,848) ......................................       $ 25,314
Receivable for securities sold ............................          3,019
Interest receivable .......................................            281
Prepaid expenses ..........................................             37
Receivable for trust shares sold ..........................              1
                                                                  --------
     Total Assets .........................................         28,652
                                                                  ========
Liabilities:
Payable for securities purchased ..........................          1,950
Payable to custodian ......................................          1,098
Dividends payable to shareholders .........................             20
Accrued expenses:
   Advisory fee ...........................................             13
   Service and distribution plan fees .....................              6
   Other ..................................................             52
                                                                  --------
     Total Liabilities ....................................          3,139
                                                                  --------
Net Assets ................................................       $ 25,513
                                                                  --------
Net Assets
Shares of beneficial interest at $.01 par value
   (authorized unlimited, outstanding
   2,537,347 shares) ......................................       $     25
Additional paid-in capital ................................         24,541
Distributions in excess of net
   investment income ......................................            (19)
Accumulated net realized gain
   on investments .........................................            500
Unrealized appreciation of investments ....................            466
                                                                  --------
Net Assets ................................................       $ 25,513
                                                                  ========
Net Asset Value, Offering and
   Redemption Price per Outstanding
   Share ($25,513,230 [divided by] 2,537,347) .............       $  10.06
                                                                  ========
Statement of Operations
for the Six Months Ended July 31, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                               (In thousands)
                                                               --------------
Investment Income:
Interest ..................................................       $    550
                                                                  --------
Expenses:
Advisory fee ..............................................             76
Service and distribution plan fee .........................             32
Audit and legal fees ......................................             27
Trustees' fees and expenses ...............................             11
Printing and stationery ...................................              8
Transfer agent fees .......................................              6
Custodian fees ............................................              4
Other .....................................................             12
                                                                  --------
   Total Expenses before custody credits ..................            176
   Less: Custody credits ..................................             (2)
                                                                  --------
   Net Expenses ...........................................            174
                                                                  --------
Net Investment Income .....................................            376
                                                                  --------
Realized and Unrealized Gain (Loss)
   on Investments:
   Net Realized Gain ......................................            230
   Change in Net Unrealized Appreciation ..................           (561)
                                                                  --------
Net Realized Gain and Change in
   Net Unrealized Appreciation
   on Investments .........................................           (331)
                                                                  --------
Net Increase in Net Assets
   from Operations ........................................       $     45
                                                                  ========


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                            Value Line New York Tax Exempt Trust

Statement of Changes in Net Assets
for the Six Months Ended July 31, 2005 (unaudited), and for the Eleven Months Ended January 31, 2005* and for the Year Ended February 29, 2004
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                      Ended        Eleven Months
                                                                     July 31,          Ended         Year Ended
                                                                       2005         January 31,     February 29,
                                                                   (unaudited)         2005             2004
                                                                  ----------------------------------------------
                                                                                  (in thousands)
Operations:
 Net investment income ...................................        $    376         $    691         $    885
 Net realized gain on investments ........................             230              525              129
 Change in net unrealized appreciation (depreciation) ....            (561)            (789)             296
                                                                  ------------------------------------------
 Net increase in net assets from operations ..............              45              427            1,310
                                                                  ------------------------------------------
Distributions to Shareholders:
 Net investment income ...................................            (376)            (691)            (885)
 From net realized gains .................................              --             (384)            (565)
                                                                  ------------------------------------------
Decrease in net assets from distributions
 to shareholders .........................................            (376)          (1,075)          (1,450)
                                                                  ------------------------------------------
Trust Share Transactions:
 Net proceeds from sale of shares ........................             814            1,317           10,332
 Net proceeds from reinvestment of distributions
   to shareholders .......................................             249              715              982
 Cost of shares repurchased ..............................          (1,003)          (4,612)         (11,594)
                                                                  ------------------------------------------
 Net increase (decrease) in net assets from Trust
   share transactions ....................................              60           (2,580)            (280)
                                                                  ------------------------------------------
Total Decrease in Net Assets .............................            (271)          (3,228)            (420)
Net Assets:
 Beginning of period .....................................          25,784           29,012           29,432
                                                                  ------------------------------------------
 End of period ...........................................        $ 25,513         $ 25,784         $ 29,012
                                                                  ==========================================
Distributions in excess of net investment income .........        $    (19)        $    (19)        $    (19)
                                                                  ==========================================

* The Trust changed its fiscal year from February to January 31. See Notes to Financial Statements, Note 1E.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)                          July 31, 2005
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line New York Tax Exempt Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Trust is to provide New York taxpayers with the maximum income exempt from New York State, New York City, and federal income taxes, while avoiding undue risk to principal. The Trust will invest primarily in New York State municipal and public authority debt obligations. The ability of the issuers of the securities held by the Trust to meet their obligations may be affected by economic or political developments in New York State and New York City. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: The Trust's investments are valued each business day by an independent pricing service (the "Service") approved by the Trustees. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions.

Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued in good faith at their fair value using methods determined by the Trustees.

(B) Distributions: It is the policy of the Trust to distribute all of its investment income to shareholders. Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually. Income dividends and capital gains distributions are automatically reinvested in additional shares of the Trust unless the shareholder has requested otherwise. Income earned by the Trust on weekends, holidays, and other days on which the Trust is closed for business is declared as a dividend on the next day on which the Trust is open for business.

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.

(C) Federal Income Taxes: It is the policy of the Trust to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Investments: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premium and accretion of discounts on investments, is earned from settlement date and recognized on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.


--------------------------------------------------------------------------------
10

                                            Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)                          July 31, 2005
--------------------------------------------------------------------------------

(E) Change in Fiscal Year: Effective December 9, 2004, the Trust changed its year end to January 31, 2005. Accordingly, the statement of changes in net assets and the financial highlights reflect the period from March 1, 2004 to January 31, 2005.

(F) Representations and Indemnifications: In the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. Trust Share Transactions

Transactions in shares of beneficial interest were as follows:

                            Six Months     11 Months
                              Ended          Ended       Year Ended
                          July 31, 2005   January 31,   February 29,
                           (unaudited)        2005          2004
                          ------------------------------------------
                                       (in thousands)
Shares sold ............        80             130            994
Shares issued to
   shareholders in
   reinvestment of
   dividends ...........        25              71             96
                               ----------------------------------
                               105             201          1,090
Shares
   repurchased .........       (99)           (456)        (1,113)
                               ----------------------------------
Net increase
   (decrease) ..........         6            (255)           (23)
                               ==================================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                                   Six Months
                                                                     Ended
                                                                 July 31, 2005
                                                                  (unaudited)
                                                                 --------------
                                                                 (in thousands)
Purchases:
   Long-term obligations ...........................                $ 7,460
   Short-term obligations ..........................                  3,650
                                                                    -------
                                                                    $11,110
                                                                    =======
Maturities or Sales:
   Long-term obligations ...........................                $ 7,593
   Short-term obligations ..........................                  2,400
                                                                    -------
                                                                    $ 9,993
                                                                    =======

4. Income Taxes (unaudited)

At July 31, 2005, information on the tax components of capital is as follows:

                                                               (in thousands)
                                                               --------------
Cost of investments for tax purposes ................             $ 24,848
                                                                  ========
Gross tax unrealized appreciation ...................             $    574
Gross tax unrealized depreciation ...................                 (108)
                                                                  --------
Net tax unrealized appreciation
   on investments ...................................             $    466
                                                                  ========


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Notes to Financial Statements (unaudited)                     July 31, 2005
--------------------------------------------------------------------------------

5. Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $76,254 was paid or payable to Value Line, Inc. (the "Adviser") for the six months ended July 31, 2005. This was computed at an annual rate of 0.60% of the Trust's average daily net assets. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trustees, to act as officers of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses in its operation.

The Trust has a Service and Distribution Plan (the "Plan"). The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, compensates Value Line Securities, Inc. a subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Trust's shares and for servicing the Trust's shareholders at an annual rate of 0.25% of the Trust's average daily net assets. Fees amounting to $31,772 were paid or payable to the Distributor under this Plan for the six months ended July 31, 2005.

For the six months ended July 31, 2005, the Trust's expenses were reduced by $1,557 under a custody credit arrangement with the custodian.

Certain officers and directors of the Adviser and Value Line Securities, Inc., are also officers and trustees of the Trust. At July 31, 2005 the Adviser owned 131 shares of beneficial interest in the Trust, representing .005% of the outstanding shares.


--------------------------------------------------------------------------------
12

                                            Value Line New York Tax Exempt Trust

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period:

                                             Six Months             Eleven Months
                                                Ended                   Ended
                                            July 31, 2005            January 31,
                                             (unaudited)                2005*
                                              ----------------------------------
Net asset value, beginning of period ...      $    10.19              $    10.41
                                              ----------------------------------
Income from investment operations:
 Net investment income .................            0.15                    0.27
 Net gains or losses on securities
  (both realized and unrealized) .......           (0.13)                  (0.07)
                                              ----------------------------------
 Total from investment operations ......            0.02                    0.20
                                              ----------------------------------
Less distributions:
 Distributions from net
  investment income ....................           (0.15)                  (0.27)
 Distributions from net realized gains .              --                   (0.15)
                                              ----------------------------------
 Total distributions ...................           (0.15)                  (0.42)
                                              ----------------------------------
Net asset value, end of period .........      $    10.06              $    10.19
                                              ==================================
Total return ...........................            0.18%(2)                1.99%(2)
                                              ==================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)      $   25,513              $   25,784
Ratio of expenses to average net assets             1.38%(1)(3)             1.40%(1)(3)
Ratio of net investment income to
 average net assets ....................            2.95%(3)                2.86%(3)
Portfolio turnover rate ................              32%(2)                  72%(2)

                                                                     Years Ended on Last Day of February,
                                           ----------------------------------------------------------------------------------
                                              2004              2003              2002              2001              2000
                                           ----------------------------------------------------------------------------------
Net asset value, beginning of period ...   $    10.47        $    10.25        $    10.08        $     9.37        $    10.33
                                           ----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income .................         0.31              0.35              0.38              0.42              0.42
 Net gains or losses on securities
  (both realized and unrealized) .......         0.14              0.39              0.17              0.71             (0.82)
                                           ----------------------------------------------------------------------------------
 Total from investment operations ......         0.45              0.74              0.55              1.13             (0.40)
                                           ----------------------------------------------------------------------------------
Less distributions:
 Distributions from net
  investment income ....................        (0.31)            (0.35)            (0.38)            (0.42)            (0.42)
 Distributions from net realized gains .        (0.20)            (0.17)               --                --             (0.14)
                                           ----------------------------------------------------------------------------------
 Total distributions ...................        (0.51)            (0.52)            (0.38)            (0.42)            (0.56)
                                           ----------------------------------------------------------------------------------
Net asset value, end of period .........   $    10.41        $    10.47        $    10.25        $    10.08        $     9.37
                                           ==================================================================================
Total return ...........................         4.51%             7.38%             5.54%            12.28%            (3.97)%
                                           ==================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands)   $   29,012        $   29,432        $   29,202        $   29,388        $   28,409
Ratio of expenses to average net assets          1.37%(1)          1.29%(1)          1.28%(1)          1.13%(1)          1.05%(1)
Ratio of net investment income to
 average net assets ....................         3.03%             3.39%             3.76%             4.29%             4.21%
Portfolio turnover rate ................           61%               53%               66%               49%              100%

* The Trust changed its fiscal year from February to January 31. See Notes to Financial Statements, Note 1E.

(1) Ratio reflects expenses grossed up for custody credit arrangements. The ratio of expenses to average net assets net of custody credits would have been 1.37%, 1.40%, 1.37%, 1.28%, 1.27%, 1.12% and 1.04%, respectively, as of July 31, 2005, January 31, 2005, February 29, 2004, February 28, 2003,
      February 28, 2002, February 28, 2001 and February 29, 2000.

(2)   Not annualized

(3)   Annualized


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------
14

                                            Value Line New York Tax Exempt Trust

Factors Considered by the Independent Trustees
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that the Fund's Agreement be approved annually by both the Board of Trustees (collectively "the Trustees") and a majority of the Trustees who are not affiliated with Value Line, Inc. the Fund's investment adviser ("Value Line") (the "Independent Trustees") voting separately. The Trustees have determined that the terms of the Fund's investment advisory agreement (the "Agreement") are fair and reasonable and that renewal of the contract is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees. Throughout the year, including the meeting specifically focused upon the review of the Agreement, the Independent Trustees met in executive sessions separately from the Interested Trustees of the Fund and any officers of Value Line.

Both in meetings specifically addressed to renewal of the Agreement and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to Value Line's investment and management services under the Agreement. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the allocation of the Fund's brokerage, and (vi) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics, and the structure and responsibilities of Value Line's compliance department.

As part of the review of the Agreement, the Independent Trustees requested and Value Line provided additional information in order to evaluate the quality of Value Line's services and the reasonableness of the fee under the Agreement. Among other items, this information included data or analyses of (1) management and other fees incurred by a peer group of funds selected by an independent evaluation service (the "Peer Group"), (2) expense ratios for the Fund and the Peer Group, (3) the investment performance for the Fund and its Peer Group, (4) Value Line's financial results and condition, including its and certain of its affiliates' profitability from services performed for the Fund, (5) investment management staffing, and (6) the potential for achieving further economies of scale.

The following summarizes matters considered by the Trustees in connection with their renewal of the Agreement. However, the Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

Compliance and Investment Performance. The Trustees determined that Value Line had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance, as well as the Fund's performance compared to both the performance of a peer group and the results of an index. The Board considered the Fund's performance for the one-year, three-year, five-year and 10-year periods ended December 31, 2004 and concluded that the Fund's performance was within a reasonable range of the average fund in the Peer Group, supporting the continuation of the Agreement.

Value Line's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also engaged in discussions with senior management of Value Line responsible for investment operations. The Trustees concluded that Value Line has the quality and depth of personnel and the well-developed methods essential to performing its duties under the Agreement.


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Factors Considered by the Independent Trustees
in Approving the Agreement (unaudited)
--------------------------------------------------------------------------------

Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund. The Trustees also considered the nature and extent of the other services provided by Value Line's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

Management Fee and Expenses. The Trustees considered Value Line's fee under the Agreement relative to the management fees charged by the Peer Group. Although the Fund's management fee was higher than the average management fee of the Peer Group, the Trustees concluded that the Adviser's fee was reasonable in light of the services and expertise provided to the Fund by the Adviser's management team. While the total expenses of the Fund exceeded the average expenses of the Peer Group, the Board concluded that the Fund's expense ratio reflects the smaller size of the Fund relative to the other funds in its Peer Group.

Profitability. The Trustees considered the level of Value Line's profits with respect to the management of the Fund. This consideration included a review of Value Line's methodology in allocating certain of its costs to the management of each Fund. The Trustees concluded that Value Line's profits from management of the Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund in light of the business risks involved.

Economies of Scale. The Trustees noted that, given the current and anticipated size of the Fund, any perceived and potential economies of scale were not yet a relevant consideration for the Fund.

Other Benefits to Value Line. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Agreement, and by the Fund's shareholders for services provided by Value Line and affiliates.

Conclusion. The Trustees, in light of Value Line's overall performance, considered it appropriate to continue to retain the management services of Value Line. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Agreement with the Fund is fair and reasonable and voted to approve the continuation of the Agreement for another year.


--------------------------------------------------------------------------------
16

                                            Value Line New York Tax Exempt Trust

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds and oversees a total of 14 portfolios. Each Director serves until his or her successor is elected and qualified.

                                                              Principal
                                                              Occupation                        Other
                                                Length of     During the                        Directorships
Name, Address, and Age     Position             Time Served   Past 5 Years                      Held by Director
-----------------------------------------------------------------------------------------------------------------
Interested Directors*
---------------------
Jean Bernhard Buttner      Chairman of the      Since 1987    Chairman, President and Chief     Value Line, Inc.
Age 70                     Board of Directors                 Executive Officer of Value Line,
                           and President                      Inc. (the "Adviser") and Value
                                                              Line Publishing, Inc. Chairman
                                                              and President of each of the 15
                                                              Value Line Funds and Value
                                                              Line Securities, Inc. (the
                                                              "Distributor").
-----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:            None
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker).
Age 70
-----------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
--------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic              None
1611 Cold Spring Rd.                                          Search Consultation Service,
Williamstown, MA 01267                                        Inc.; Trustee Emeritus and
Age 81                                                        Chairman (1993-1994) of
                                                              the Board of Trustees of Duke
                                                              University; President Emeritus,
                                                              Williams College.
-----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,         None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 64
-----------------------------------------------------------------------------------------------------------------
Francis C. Oakley          Director             Since 2000    Professor of History,             Berkshire Life
54 Scott Hill Road                                            Williams College, 1961 to         Insurance
Williamstown, MA 01267                                        present. President Emeritus       Company of
Age 74                                                        since 1994 and President,         America
                                                              1985-1994; Chairman
                                                              (1993-1997) and Interim
                                                              President (2002) of the American
                                                              Council of Learned Societies.
-----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

Management of the Fund
--------------------------------------------------------------------------------

                                                                 Principal
                                                                 Occupation                           Other
                                                   Length of     During the                           Directorships
Name, Address, and Age       Position              Time Served   Past 5 Years                         Held by Director
-------------------------------------------------------------------------------------------------------------------------
David H. Porter              Director              Since 1997    Visiting Professor of Classics,      None
5 Birch Run Drive                                                Williams College, since 1999;
Saratoga Springs, NY 12866                                       President Emeritus, Skidmore
Age 69                                                           College since 1999 and President,
                                                                 1987-1998.
-------------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director              Since 1987    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                  Economy.                             (plastics)
Panama City Beach, FL 32413
Age 66
-------------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director              Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                              Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                               since April 1, 2004; Senior
Age 56                                                           Financial Advisor, Hawthorne,
                                                                 2001-2004.
-------------------------------------------------------------------------------------------------------------------------
Officers
----------------------------
Kathleen Bramlage            Vice President        Since 2005    Portfolio Manager with
Age 46                                                           the Adviser. Municipal Analyst.
-------------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,       Since 1994    Director, Vice President and
Age 47                       Secretary and                       Compliance Officer of the
                             Treasurer                           Adviser. Director and Vice
                                                                 President of the Distributor. Vice
                                                                 President, Secretary, Treasurer
                                                                 and Chief Compliance Officer of
                                                                 each of the 14 Value Line Funds.
-------------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Treasurer   Since 2005    Director, Vice President and
Age 51                       Assistant Secretary                 Secretary of the Adviser.
                                                                 Director and Vice President
                                                                 of the Distributor.
-------------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser; Mrs. Ruth is an interested person by virtue of having been a director of the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.


--------------------------------------------------------------------------------
18

                                            Value Line New York Tax Exempt Trust

--------------------------------------------------------------------------------

                      (This page intentionally left blank.)


--------------------------------------------------------------------------------

Value Line New York Tax Exempt Trust

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.


* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Marion N. Ruth
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Kathleen Bramlage
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary/Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #534001

Item 2. Code of Ethics

      Not Applicable

Item 3. Audit Committee Financial Expert.

      Not Applicable

Item 4. Principal Accountant Fees and Services

      Not Applicable

Item 11. Controls and Procedures.

      Not Applicable

Item 12. Exhibits.

      (a)   Not Applicable

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By  /s/ Jean B. Buttner
    -------------------------------------------------------------------------
    Jean B. Buttner, President

Date: 09/29/2005
      -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jean B. Buttner
    -------------------------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer


By: /s/ David T. Henigson
    -------------------------------------------------------------------------
    David T. Henigson, Vice President, Treasurer, Principal Financial Officer

Date: 09/29/2005
      -----------------------